Earnings (Loss) Per Share Attributable to Quad/Graphics Common Shareholders (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended		3 Months Ended										12 Months Ended
	Dec. 28, 2012	Dec. 14, 2012	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Participating securities, decrease on diluted earnings per share													$ 0.02	$ 0.07
Numerator:
Net earnings (loss) from continuing operations													$ 30.9	$ 56.3	$ (8.0)
Net (earnings) loss attributable to noncontrolling interests													1.6	0.3	(0.3)
Allocation to participating securities													(1.1)	(3.2)	0
Loss from discontinued operations, net of tax													0	(3.2)	(38.6)
Gain on disposal of discontinued operations, net of tax													0	34.0	0
Income (loss) from discontinued operations, net of tax													0	30.8	(38.6)
Net earnings (loss) attributable to Quad/Graphics common shareholders													32.5	87.4	(46.9)
Net earnings (loss) from continuing operations - adjusted													31.4	53.4	(8.3)
Net earnings (loss) attributable to Quad/Graphics common shareholders - adjusted													$ 31.4	$ 84.2	$ (46.9)
Denominator:
Basic weighted average number of common shares outstanding for all classes of common shares													47.0	46.8	47.1
Plus: effect of dilutive equity incentive instruments													1.0	0.4	0
Diluted weighted average number of common shares outstanding for all classes of common shares													48.0	47.2	47.1
Basic:
Continuing operations													$ 0.67	$ 1.14	$ (0.18)
Discontinued operations													$ 0.00	$ 0.66	$ (0.82)
Earnings (loss) per share attributable to Quad/Graphics common shareholders													$ 0.67	$ 1.80	$ (1.00)
Diluted:
Continuing operations													$ 0.65	$ 1.13	$ (0.18)
Discontinued operations													$ 0.00	$ 0.65	$ (0.82)
Earnings (loss) per share attributable to Quad/Graphics common shareholders													$ 0.65	$ 1.78	$ (1.00)
Cash dividends paid per common share for all classes of common shares	$ 2.00	$ 0.25	$ 0.3	$ 0.3	$ 0.3	$ 0.3	$ 0.25	$ 0.25	$ 0.25	$ 0.20	$ 0.20	$ 0.20	$ 1.2	$ 3	$ 0.6
Stock Options [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive equity instruments (in shares)													1.6	3.2